Supplementary Oil And Gas Information (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	$ 3,534	$ 8,901	$ 0
Unproved	172	320	0
Exploration	(10)	46	46
Development	6,708	6,100	5,784
Costs incurred	10,404	15,367	5,830
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	3,534	8,901	0
Unproved	172	320	0
Exploration	36	102	43
Development	4,938	5,543	5,039
Costs incurred	8,680	14,866	5,082
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	0	0	0
Unproved	0	0	0
Exploration	0	0	0
Development	1,223	352	558
Costs incurred	1,223	352	558
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	0	0	0
Unproved	0	0	0
Exploration	(46)	(56)	3
Development	547	205	187
Costs incurred	$ 501	$ 149	$ 190